T. ROWE PRICE Retirement Blend 2035 Fund
February 28, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/26
(Cost and value in $000s)
BOND FUNDS 21.4%
T. Rowe Price Funds:
QM U.S. Bond Index Fund  65,005 79,278 4,148 14,561,551 143,286
International Bond Fund (USD
Hedged)  26,039 28,359 1,590 6,174,240 53,284
U.S. Treasury Long-Term Index
Fund  23,258 21,300 1,364 6,086,699 45,102
Dynamic Global Bond Fund  14,877 17,064 1,162 4,021,505 30,121
Emerging Markets Bond Fund  10,535 14,541 661 2,571,064 25,685
High Yield Fund  9,745 10,839 592 3,353,315 20,019
U.S. Limited Duration TIPS Index
Fund  3,394 12,670 358 1,686,808 15,637
Floating Rate Fund  3,148 3,161 195 662,166 5,992
Total Bond Funds (Cost $334,328) 339,126
EQUITY FUNDS 75.6%
T. Rowe Price Funds:
Equity Index 500 Fund  180,414 168,667 45,317 1,860,363 332,670
International Equity Index Fund  90,411 80,158 12,207 8,277,498 182,022
Value Fund  64,904 66,750 3,704 2,669,936 140,999
Growth Stock Fund  60,190 77,194 5,327 1,199,730 124,232
Real Assets Fund  40,632 35,374 14,298 3,930,303 82,497
International Value Equity Fund  34,491 29,888 9,165 2,562,618 68,217
International Stock Fund  21,531 20,703 1,182 1,878,185 42,334
Emerging Markets Discovery Stock
Fund  18,527 16,945 3,068 2,003,586 41,795
Emerging Markets Stock Fund  15,876 14,428 1,236 746,807 37,744
Mid-Cap Index Fund  21,704 17,912 5,132 1,599,008 36,218
Small-Cap Index Fund  15,607 15,359 3,156 1,756,823 32,185
Mid-Cap Value Fund  9,774 8,740 543 561,573 20,015
Mid-Cap Growth Fund  11,713 9,233 2,706 184,554 18,682
New Horizons Fund (3) 6,472 11,327 482 310,416 17,734
Small-Cap Value Fund  9,536 8,220 2,742 292,027 16,266
Hedged Equity Fund  — 5,346 108 390,745 5,201
Total Equity Funds (Cost $1,019,849) 1,198,811

T. ROWE PRICE Retirement Blend 2035 Fund

$ Value
5/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.0%
Money Market Funds  3.0%
T. Rowe Price U.S. Treasury
Money Fund, 3.76% (4) 27,383 54,475 34,602 47,256,041 47,256
Total Short-Term Investments (Cost $47,256) 47,256
Total Investments in Securities 100.0%
(Cost $1,401,433) $ 1,585,193
Other Assets Less Liabilities (0.0)% (368)
Net Assets 100.0% $ 1,584,825
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled
$3,550 and $3,550, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Retirement Blend 2035 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (20) $ (658) $ 775
Emerging Markets Bond Fund  (2) 1,270 776
Emerging Markets Discovery Stock Fund  (2) 9,391 1,590
Emerging Markets Stock Fund  (7) 8,676 533
Equity Index 500 Fund  3,549 28,906 2,168
Floating Rate Fund  (1) (122) 236
Growth Stock Fund  11,351 (7,825) 109
Hedged Equity Fund  123 (37) 37
High Yield Fund  (2) 27 745
International Bond Fund (USD Hedged)  (37) 476 1,076
International Equity Index Fund  (46) 23,660 4,767
International Stock Fund  2,188 1,282 993
International Value Equity Fund  114 13,003 1,786
Mid-Cap Growth Fund  780 442 113
Mid-Cap Index Fund  1,502 1,734 302
Mid-Cap Value Fund  566 2,044 318
New Horizons Fund  1,289 417 —
QM U.S. Bond Index Fund  (75) 3,151 3,153
Real Assets Fund  (69) 20,789 2,421
Small-Cap Index Fund  179 4,375 322
Small-Cap Value Fund  1,193 1,252 198
U.S. Limited Duration TIPS Index Fund  (1) (69) 327
U.S. Treasury Long-Term Index Fund  (70) 1,908 955
Value Fund  3,517 13,049 1,619
U.S. Treasury Money Fund, 3.76% — — 1,003
Affiliates not held at period end (11) — —
Totals $ 26,008# $ 127,141 $ 26,322+

T. ROWE PRICE Retirement Blend 2035 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $27,187 of the net realized gain (loss).
+
Investment income comprised
$26,322
of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Blend 2035 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement Blend 2035
Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement Blend 2035 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2026 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F1350-054Q3 02/26